STEIN ROE ADVISOR FUNDS
SEMIANNUAL REPORT
DECEMBER 31, 1999

[PHOTO OF BRIDGE]

STEIN ROE ADVISOR FUND

TAX-EXEMPT FUND

   STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND


LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

CONTENTS
--------------------------------------------------------------------------------

FUND PERFORMANCE.............................................................  1

   How the Stein Roe Advisor High-Yield Municipals Fund has done over time

QUESTIONS & ANSWERS..........................................................  2

   Interview with the portfolio manager and a summary of investment activity

PORTFOLIO OF INVESTMENTS.....................................................  3

   A complete list of investments with market values

FINANCIAL STATEMENTS.........................................................  9

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS................................................ 15

FINANCIAL HIGHLIGHTS......................................................... 17

   Selected per-share data


                Must be preceded or accompanied by a prospectus.

FUND PERFORMANCE
--------------------------------------------------------------------------------
To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Stein Roe Advisor High-Yield Municipals Fund with its benchmark. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gain distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).


              SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------------------

                                                                       Six Months      1 Year         5 Years      10 Years
-------------------------------------------------------------------------------------------------------------------------------
ADVISOR HIGH-YIELD MUNICIPALS FUND                                       (3.38)%       (2.90)%         6.38%          5.94%
Lehman Brothers Municipal Bond Index                                     (1.17)        (2.06)          6.91           6.89


GROWTH of a $10,000 investment for the periods ended December 31.
--------------------------------------------------------------------------------
STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND

                    STEIN ROE ADVISOR HIGH-YIELD     LEHMAN BROTHERS
                    MUNICIPALS FUND                  MUNICIPAL BOND INDEX

12/31/89            10000                            10000
12/31/90            10744                            10729
12/31/91            11764                            12032
12/31/92            12369                            13094
12/31/93            13648                            14702
12/31/94            13066                            13941
12/31/95            15334                            16376
12/31/96            15987                            17101
12/31/97            17467                            18676
12/31/98            18332                            19887
12/31/99            17800                            19476

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F High-Yield Municipals Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor High-Yield Municipals Fund to the Lehman Brothers Municipal Bond Index, an unmanaged group of municipal bonds not associated with any Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

QUESTIONS & ANSWERS
--------------------------------------------------------------------------------
AN INTERVIEW WITH MAUREEN NEWMAN, PORTFOLIO MANAGER OF
STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND AND SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks a high level of tax-free income consistent with capital preservation by investing in long-term municipal securities, principally of medium or lower quality.
--------------------------------------------------------------------------------

Q: HOW DID THE FUND PERFORM DURING THE PERIOD?

NEWMAN: It was an extremely difficult six months for the municipal bond market. Stronger-than-expected growth in the U.S. and rebounding foreign economies fanned inflationary concerns and interest rate worries throughout the period. In efforts designed to stymie any potential inflationary pressures, the Federal Reserve Board (Fed) raised short-term interest rates by a total of a half a percentage point during the period. Both Treasury and municipal bonds experienced rising yields and falling prices in response to inflationary concerns, although municipals proved more resilient than Treasurys and posted smaller price declines. As a result, Stein Roe Advisor High-Yield Municipals Fund returned negative 3.38% for the six months ended December 31, 1999, while the Lehman Brothers Municipal Bond Index, a broad gauge of the municipal market's performance, returned negative 1.17% for the same period.

Q: HOW DID YOU MANAGE THE PORTFOLIO'S INTEREST-RATE SENSITIVITY?

NEWMAN: The Portfolio's duration--a measure of its interest-rate sensitivity -- remained neutral. The Portfolio was no more or less sensitive to rising rates than the overall high-yield municipal market. We chose to maintain a neutral stance because it was unclear whether the market would welcome potential interest rate hikes as pre-emptive strikes against inflation, or whether it would view tightening actions as an indication that inflationary pressures existed. Given that the market reaction to interest rate hikes was mostly negative, the Portfolio's neutral stance did not detract from performance.

Q: IN WHAT OTHER AREAS DID YOU FIND THE BEST OPPORTUNITIES?

NEWMAN: We found some attractive opportunities in the hospital sector, which had come under pressure due to a combination of cutbacks in Medicare reimbursements, some well-publicized problems with scattered facilities around the country, and the pullback on the part of some municipal bond insurers from lower-rated hospitals. That provided the Portfolio with selective opportunities to add high-yielding hospital bonds at very attractive prices. We chose well-managed hospitals that were either the sole provider in their communities or those that had a dominant market share in their service region. We also found attractively priced, high-yielding opportunities among land-based bonds used to fund single-family residential developments in California and Florida. We chose projects headed by larger, more experienced developers who had successfully sold a fair amount of the homes prior to development.

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?

NEWMAN: We're reasonably optimistic that the interest rate environment will improve by year-end. Our outlook calls for slower economic growth later this year in response to rising interest rates. If this anticipated economic slowdown occurs, we believe that long-term interest rates will stabilize. We expect that the Fed will continue to hike short-term interest rates during the first half of 2000 in its fight against inflation. Whether the market reacts positively or negatively to further rate hikes remains uncertain, so it wouldn't be surprising if the market remains volatile. That's why we plan to keep the Portfolio's duration neutral for the time being.
     As for high-yield municipals, we believe they will do well relative to their higher-rated counterparts as the supply and demand imbalance that caused them to underperform in late 1999 abates. Furthermore, we believe municipal bonds are likely to remain an attractive alternative to taxable fixed-income securities for investors in high tax brackets.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 12/31/99 and are subject to change. Investing in high-yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)

MUNICIPAL BONDS 96.1%                                                                                         Par           Value
---------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 3.3%
   EDUCATION - 0.9%
   IL State Development Finance Authority, Latin School of Chicago, Series 1998, 5.650% 8/1/28...         $ 1,725     $     1,515
   MN Victoria, Holy Family Catholic High School, Series 1999-A, 5.875% 9/1/29...................           1,200           1,066
                                                                                                                      -----------
                                                                                                                            2,581
   STUDENT LOANS - 2.4%
   NE Nebhelp, Inc., Series 1993 A-6, 6.450% 6/1/18..............................................           4,000           4,020
   NM State Educational Assistance Foundation, Series 1996 A-2, 6.650% 11/1/25...................           1,955           1,955
   TX Brazos Higher Educational Facilities Authority, Series 1993 C-2, 5.875% 6/1/04.............             390             393
                                                                                                                      -----------
                                                                                                                            6,368
HEALTHCARE - 19.7%
   CONGREGATE CARE RETIREMENT - 6.7%
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc., Series 1996,
      8.625% 7/1/20..............................................................................           5,000           5,319
   MA State Development Finance Agency, Series 1999-A:
      5.625% 7/1/15..............................................................................             500             436
      5.750% 7/1/23..............................................................................             250             211
   NJ State Economic Development Authority, Winchester Gardens, Series 1996-A,
      8.625% 11/1/25.............................................................................           5,000           5,381
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650% 7/1/24.................................................................           1,500           1,215
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
      Series 1998-A, 5.900% 11/15/25.............................................................           2,100           1,748
      Series 1999, 6.000% 11/15/29...............................................................             500             419
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750% 11/15/27...............................................           1,250           1,021
      Clement Manor, Series 1998, 5.750% 8/15/24.................................................           3,000           2,471
                                                                                                                      -----------
                                                                                                                           18,221
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston Biomedical Research Institute, Series 1999,
      5.650% 2/1/19..............................................................................             250             215

   HOSPITALS - 9.4%
   AZ Health Facilities Authority, Phoenix Memorial Hospital, Series 1991, 8.125% 6/1/12.........           2,500           2,528
   CO La Junta, Arkansas Valley Regional Medical Center, Series 1999, 6.100% 4/1/24..............             500             439
   CO State Health Care Facilities Authority, National Jewish Medical & Research Center,
      Series 1998, 5.375% 1/1/23.................................................................             250             200
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System, Series 1999,
      6.000% 10/1/26.............................................................................           1,200           1,123
   IL Southwestern Illinois Development Authority, Anderson Hospital, Series 1999:
      5.500% 8/15/20.............................................................................             500             414
      5.625% 8/15/29.............................................................................             250             204
   IN State Health Facilities Financing Authority, Riverview Hospital, Series 1999, 5.500% 8/1/24             575             475
   KS Wichita, CSJ Health System of Wichita, Inc., Series 1991-X, 7.000% 11/15/18................           2,000           2,123
   LA State Public Facilities Authority, Touro Infirmary, Series 1999, 5.625% 8/15/29............           1,500           1,241
   MA State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series
      1995 G-1, 6.250% 12/1/22...................................................................           2,000           1,934
   MI Dickinson County, Series 1999, 5.800% 11/1/24..............................................           1,300           1,100
   MI State Hospital Finance Authority, Detroit Medical Center, Series 1998-A, 5.250% 8/15/28....           1,000             752
   MN Maplewood, Healtheast, Inc., Series 1996, 5.700% 11/15/02..................................             500             488
   NC State Medical Care Commission, Stanley Memorial Hospital, Series 1999, 6.375% 10/1/29......           1,000             973
   NH State Higher Educational & Health Facilities Authority, Littleton Hospital Assoc., Inc.,
      Series 1998-A, 6.000% 5/1/28...............................................................           1,000             843
   OH Franklin County, Doctors OhioHealth Corp., Series 1998-A, 5.600% 12/1/28...................           2,650           2,155
   OH Highland County Joint Township Hospital District, Series 1999, 6.750% 12/1/29..............           1,250           1,142

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO Continued
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par           Value
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
   HOSPITALS - (CONTINUED)
   OH Miami County, Upper Valley Medical Center, Inc., Series 1996-A, 6.375% 5/15/26.............         $ 1,015     $       929
   PA Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Hospital,
      Series 1997, 5.875% 11/15/23...............................................................           3,160           2,686
   TX Richardson Hospital Authority, Baylor Richardson Medical Center, Series 1998,
      5.625% 12/1/28.............................................................................             900             733
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital, Series 1997-A,
      5.625% 7/1/13..............................................................................           1,785           1,585
   WA State Health Care Facilities Authority, Sacred Heart Medical Center, Series 1992,
      6.875% 2/15/12.............................................................................           1,500           1,588
                                                                                                                      -----------
                                                                                                                           25,655
INTERMEDIATE CARE FACILITIES  - 0.6%
   IL State Development Finance Authority, Hoosier Care, Inc., Series 1999-A, 7.125% 6/1/34......           1,500           1,361
   IN State Health Facilities Financing Authority, Hoosier Care, Inc., Series 1999-A,
      7.125% 6/1/34..............................................................................             150             136
                                                                                                                      -----------
                                                                                                                            1,497
NURSING HOMES - 2.9%
   AK Juneau, St. Ann's Care Center, Series 1999, 6.875% 12/1/25.................................             700             637
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc., Series 1999-A,
      5.750% 7/1/10..............................................................................           1,095           1,001
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc., Series 1998,
      6.400% 12/1/33.............................................................................           1,500           1,292
   MA State Development Finance Agency, Alliance Health Care Facilities, Series 1999,
      7.100% 7/1/32..............................................................................           1,250           1,176
   MN Minneapolis, Walker Methodist Senior Services Group, Series 1998-C, 6.000% 11/15/28........           1,300           1,079
   MN New Hope, North Ridge Care Center, Inc., Series 1999, 5.875% 3/1/29........................             900             759
   MN Sartell, Foundation for Healthcare, Series 1999-A, 6.625% 9/1/29...........................           2,000           1,782
                                                                                                                      -----------
                                                                                                                            7,726
HOUSING - 7.8%
ASSISTED LIVING/SENIOR - 1.9%
   DE Kent County, Heritage at Dover, Series 1999, 7.625% 1/1/30.................................           1,500           1,451
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999, 7.000% 11/15/29...........           1,000             918
   LA State Public Facilities Authority, Progressive Healthcare Providers, Inc., Series 1998,
      6.375% 10/1/28.............................................................................           2,000           1,740
   NC State Medical Care Commission, DePaul Community Facilities Project, Series 1999,
      7.625% 11/1/29.............................................................................           1,250           1,211
                                                                                                                      -----------
                                                                                                                            5,320
MULTI-FAMILY - 4.0%
   Charter Mac Equity Issue Trust, 6.625% 6/30/49 (a)............................................           2,000           1,945
   CO State Health Facilities Authority, Birchwood Manor Series 1991-A, 7.250% 4/1/11............             610             623
   FL Housing Finance Agency, Palm Aire Retirement Facility Project, Series 1989-S,
      10.000% 1/1/20 (b).........................................................................           2,731           2,676
   GA Clayton County Housing Authority, Magnolia Park Apartments, Series 1999-A,
      6.250% 6/1/30..............................................................................           1,000             911
   IL State Development Finance Authority, Catholic Charities Housing Development Corp., Series
      1993-C, 5.950% 1/1/09......................................................................           1,400           1,356
   IL State Housing Development Authority, Series 1991-C, 7.400% 7/1/23..........................             140             146
   IN New Castle, Raintree Apartments, Series 1988-B, (c) 3/1/18 (b) ............................          30,655              77
   MO State Health & Educational Facilities Authority, Lutheran Senior Services, Series 1997,
      5.750% 2/1/17..............................................................................           2,000           1,830
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      10.250% 9/1/03.............................................................................           1,260           1,260
                                                                                                                      -----------
                                                                                                                           10,824

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO Continued
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par           Value
----------------------------------------------------------------------------------------------------------------------------------
HOUSING - 7.8%
SINGLE FAMILY - 1.9%
   IA State Housing Finance Authority, Series 1984-A, (c) 9/1/16.................................         $ 9,590     $     1,515
   ID State Housing Agency, Series 1991-B, 7.500% 7/1/24.........................................           1,465           1,516
   MT State Housing Board:
      Series 1991 B-1, 7.300% 10/1/17............................................................             300             308
      Series 1991 B-2, 7.500% 4/1/23.............................................................             330             339
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750% 1/1/23.............................................................              60              61
      Series 1991 C-3, 7.550% 7/1/23.............................................................             150             154
   WA State Housing Finance Commission, Series 1991-C:
      (c) 1/1/22.................................................................................             995             195
      (c) 7/1/22.................................................................................           1,090             205
      (c) 1/1/23.................................................................................           1,100             200
      (c) 7/1/23.................................................................................           1,100             193
      (c) 1/1/24.................................................................................           1,100             186
      (c) 7/1/24.................................................................................           1,100             179
                                                                                                                      -----------
                                                                                                                            5,051
INDUSTRIAL - 10.4%
   FOOD PRODUCTS - 3.3%
   GA Cartersville Development Authority, Anheuser Busch Cos., Inc., Series 1999,
      7.375% 5/1/09..............................................................................           3,000           3,381
   IN Hammond, American Maize Products Co., Series 1994, 8.000% 12/1/24..........................           4,000           4,320
   MI State Strategic Fund, Michigan Sugar Co., Carrolton Project, Series 1998-C,
      6.550% 11/1/25.............................................................................           1,500           1,350
                                                                                                                      -----------
                                                                                                                            9,051
   FOREST PRODUCTS - 4.0%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc., Series 1993,
      7.500% 1/1/26..............................................................................           1,000           1,030
   IN Jasper County, Georgia Pacific Corp., Series 1999, 5.600% 4/1/29...........................           1,000             844
   LA De Soto Parish, International Paper Co., Series-A, 7.700% 11/1/18..........................           2,500           2,710
   MS Lowndes County, Weyerhaeuser Corp., Series 1992-A, 6.800% 4/1/22...........................           5,995           6,350
                                                                                                                      -----------
                                                                                                                           10,934
   METALS & MINING - 2.2%
   IN State Development Finance Authority, Inland Steel, Series A, 5.750% 10/1/11................           5,000           4,312
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp., Series 1999-A,
      8.000% 9/1/14..............................................................................             250             238
   VA Greensville County Industrial Development Authority, Wheeling Steel, Series 1999-A:
      6.375% 4/1/04..............................................................................             125             120
      7.000% 4/1/14..............................................................................             555             508
   VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997,
      6.900% 5/2/22..............................................................................             825             712
                                                                                                                      -----------
                                                                                                                            5,890
   OIL & GAS - 0.9%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project, Series 1990,
      7.375% 10/1/20.............................................................................           2,000           2,308

OTHER - 14.6%
   OTHER - 0.4%
   NY Westchester Tobacco Asset Securitization Corp., Series 2021, (c) 7/15/29...................           1,250           1,033

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO Continued
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
OTHER - CONT.
   REFUNDED/ESCROWED (D) - 14.2% CO Adams County, Series 1991-B:
      11.250% 9/1/11.............................................................................          $  325     $       468
      11.250% 9/1/11.............................................................................             360             528
      11.250% 9/1/11.............................................................................             220             329
      11.250% 9/1/12.............................................................................           1,440           2,183
   CO Denver City and County Airport, Series D, 7.750% 11/15/21..................................             830             892
   CO State Health Facilities Authority, PSL Health Systems, Series 1991-B, 8.500% 2/15/21.......           3,250           3,458
   FL Leesburg, Leesburg Regional Medical Center, Series 1991-A, 7.375% 7/1/11...................             775             838
   IL Chicago, Skyway Toll Bridge, Series 1994, 6.750% 1/1/17....................................           1,500           1,631
   IL Health Facility Authority, Edward Hospital Association Project, Series 1992, 7.000% 2/15/22             685             729
   IL Health Facility Authority, United Medical Center-Formerly, Series 1991, 8.125% 7/1/06......           2,015           2,161
   IN Indianapolis Local Public Improvement Bond Bank, Series 1999-E, 6.700% 1/1/17 (e)..........           5,900           6,241
   LA State Public Facilities Authority, Womans Hospital Foundation, Series 1992,
      7.250% 10/1/22.............................................................................           2,300           2,481
   MI Adams County, Jefferson Davis Memorial Hospital, Series 1991, 7.900% 10/1/08...............             750             805
   NC Eastern Municipal Power Agency, Series 1991-A, 6.500% 1/1/18...............................           3,320           3,589
   PA Allentown Area Hospital Authority, Sacred Heart Hospital of Allentown, Series 1991,
      7.500% 7/1/06..............................................................................           3,460           3,634
   PA Montgomery County Higher Education & Health Authority, Jeanes Hospital, Series 1990,
      8.750% 7/1/20..............................................................................           3,200           3,334
   SD State Student Loan Assistance Corp., Series 1989-C, 7.450% 8/1/00..........................           2,700           2,749
   WA Quincy, Series 1990-I, 9.250% 11/1/10......................................................           2,255           2,346
                                                                                                                      -----------
                                                                                                                           38,396

OTHER REVENUE - 2.0%
   RECREATION
   CA Long Beach Aquarium of the Pacific, Series 1995-A, 6.125% 7/1/23...........................           5,750           5,368

RESOURCE RECOVERY - 0.1%
   DISPOSAL
   IL Development Finance Authority, Waste Management, Inc., Series 1997, 5.050% 1/1/10..........             250             209

TAX-BACKED - 10.2%
   LOCAL APPROPRIATED - 0.9%
   PA Philadelphia Municipal Authority, Series 1993-D, 6.250% 7/15/13............................           2,500           2,509

   LOCAL GENERAL OBLIGATIONS - 2.5%
   NY New York City:
      Series 1996-B, 7.250% 8/15/07..............................................................           1,000           1,119
      Series G, 5.750% 2/1/14....................................................................           5,720           5,665
                                                                                                                      -----------
                                                                                                                            6,784
   SPECIAL NON-PROPERTY TAX - 1.2%
   MO St. Louis County Industrial Development Authority, Kiel Center Arena, Series 1992,
      7.875% 12/1/24.............................................................................           3,000           3,154

   SPECIAL PROPERTY TAX - 2.5%
   CA Orange County Community Facilities District, Ladera Ranch, Series 1999 A,
      6.500% 8/15/21.............................................................................           1,000             962
   FL Heritage Palms Community Development District, Series 1999, 6.250% 11/1/04.................           1,000             988
   FL Heritage Springs Community Development District, Series 1999-B, 6.250% 5/1/05..............           1,250           1,234
   FL Indigo Community Development District, Series 1999-B, 6.400% 5/1/06........................           1,000             988
   FL Northern Palm Beach County Improvement District, Series 1999, 6.000% 8/1/29................             750             687

SR&F High-Yield Municipals Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
   SPECIAL PROPERTY TAX - (CONTINUED)
   FL Orlando, Conroy Road Interchange Project, Series 1998-A:
      5.500% 5/1/10..............................................................................          $  200     $       189
      5.800% 5/1/26..............................................................................             500             432
   FL Stoneybrook Community Development District:
      Series 1998-A, 6.100% 5/1/19...............................................................             330             309
      Series 1998-B, 5.700% 5/1/08...............................................................             975             936
                                                                                                                      -----------
                                                                                                                            6,725
   STATE APPROPRIATED - 0.8%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project, Series-E,
      7.250% 1/1/10..............................................................................           2,000           2,220

   STATE GENERAL OBLIGATIONS - 2.3%
   MA Massachusetts Bay Transportation Authority, Series 1992-B, 6.200% 3/1/16...................           5,825           6,098

TRANSPORTATION - 7.0%
   AIR TRANSPORTATION - 5.4%
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994, 7.100% 1/15/17.........           4,000           4,131
   NY New York City Industrial Development Agency, Terminal One Group Association Project,
      6.000% 1/1/15..............................................................................           3,465           3,452
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia, Series 1999,
      5.500% 1/1/24..............................................................................           1,000             836
   TX Alliance Airport Authority, AMR Corp., Series 1991, 7.000% 12/1/11.........................           4,070           4,283
   TX Houston Airport System, Continental Airline Terminal, Series B, 6.125% 7/15/17.............           2,000           1,838
                                                                                                                      -----------
                                                                                                                           14,540
   AIRPORTS - 1.6%
   CO Denver City and County Airport, Series D, 7.750% 11/15/21..................................           3,170           3,358
   IN State Transportation Finance Authority, Airport Facilities Lease, Series 1992-A,
      6.250% 11/1/16.............................................................................             950             951
                                                                                                                      -----------
                                                                                                                            4,309
UTILITY - 21.0%
   INDEPENDENT POWER PRODUCER - 5.5%
   OH State Water Development Authority, Bay Shore Power Project, Series 1998-A,
      5.875% 9/1/20..............................................................................           3,500           2,971
   PA State Economic Development Financing Authority, Northampton Generating:
      Series A, 6.500% 1/1/13....................................................................           2,000           1,984
      Series 1994-B, 6.750% 1/1/07...............................................................           3,000           3,061
   VA Pittsylvania County Industrial Development Authority, Multitrade of Pittsylvania,
      Series 1994-A:
        7.450% 1/1/09............................................................................           3,500           3,622
        7.550% 1/1/19............................................................................           3,100           3,208
                                                                                                                      -----------
                                                                                                                           14,846
   INVESTOR OWNED - 6.9%
   CT State Development Authority, Connecticut Light & Power Co.,
      Series 1993-A, 5.850% 9/1/28..............................................................            2,900           2,570
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc., Series 1999,
      5.450% 7/1/10..............................................................................             500             467
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999-B, 6.600% 9/1/28.............             250             238
   MS State Business Finance Corp., Systems Energy Resources, Inc., Series 1999,
      5.900% 5/1/22..............................................................................           1,250           1,081
   NM Farmington:
      Public Service Co. of New Mexico, Series 1996-A, 6.300% 12/1/16............................           5,000           4,830
      Tucson Electric Power Co., Series 1997-A, 6.950% 10/1/20...................................           2,000           1,945
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project, 8.300% 12/1/14.........           2,000           2,239

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO Continued
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par           Value
----------------------------------------------------------------------------------------------------------------------------------
UTILITY - CONT.
   INVESTOR OWNED - (CONTINUED)
   PA Beaver County Industrial Development Authority, Toledo Edison Co., Series 1995,
      7.625% 5/1/20..............................................................................         $ 4,900     $     5,249
                                                                                                                      -----------
                                                                                                                           18,619
   JOINT POWER AUTHORITY - 5.7%
   GA Municipal Electric Authority, Series 1991-V, 6.600% 1/1/18.................................           6,065           6,439
   NC Eastern Municipal Power Agency, Series 1991-A, 6.500% 1/1/18...............................           1,680           1,642
   WA State Public Power Supply System, Nuclear Project No. 2:
      Series 1991-A, (c) 7/1/07..................................................................           6,945           4,630
      Series 1992-A, 6.300% 7/1/12...............................................................           2,500           2,653
                                                                                                                      -----------
                                                                                                                           15,364
   WATER & SEWER - 2.9%
   PA Dauphin County Industrial Development Authority, Dauphin Water Supply Co.,
      Series 1992-A, 6.900% 6/1/24...............................................................           3,200           3,484
   PA Philadelphia, Series 1992-10, 7.350% 9/1/04(e).............................................           4,060           4,357
                                                                                                                      -----------
                                                                                                                            7,841
TOTAL MUNICIPAL BONDS
   (cost of $262,963) (f)........................................................................                         259,656
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS 1.8%
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (G)
   MI Flint Hospital Building Authority, Hurley Medical Center, Series 1995 B, 5.500% 7/1/15.....             600             600
   MN Minneapolis, Series B, 5.500% 12/1/07......................................................           3,180           3,180
   MO State Environmental Improvement & Energy Resource Authority, Monsanto Co.,
      Series 1993, 5.500% 6/1/23.................................................................             200             200
   TX Gulf Coast Waste Disposal Authority, Monsanto Co., Series 1996, 4.750% 7/1/01..............             800             800
                                                                                                                      -----------
TOTAL SHORT-TERM OBLIGATIONS.....................................................................                           4,780
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET 2.1%.............................................................                           5,732
                                                                                                                      -----------
NET ASSETS 100.0%................................................................................                        $270,168
                                                                                                                      ===========
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities
    Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,
    1999, the value of this security amounted to $1,945 or 0.1% of net assets.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) Zero coupon bond.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the payment of principal and interest.
(e) These securities, or a portion thereof, with a total market value of
    $10,598, are being used to collateralize open futures contracts.
(f) Cost for financial statement and federal income tax purposes is identical.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1999.
    Short futures contracts open at December 31, 1999:

                           Par value                         Unrealized
                          covered by        Expiration     appreciation
               Type         contract             month      at 12/31/99
              -----         --------          --------          -------
     Municipal Bond            4,900             March             $ 14


See accompanying Notes to Financial Statements.


SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
(All amounts in thousands)


ASSETS
Investments, at market value (cost $262,963) ................................... $259,656
Short-term obligations .........................................................    4,780
Interest receivable ............................................................    5,350
Receivable for investments sold ................................................      427
Cash ...........................................................................       35
Variation margin receivable on futures .........................................        1
                                                                                 --------
   Total assets ................................................................  270,249
                                                                                 --------
LIABILITIES
Payable to investment Advisor ..................................................       10
Other liabilities ..............................................................       71
                                                                                 --------
   Total liabilities ...........................................................       81
                                                                                 --------
   Net assets applicable to investors' beneficial interest ..................... $270,168
                                                                                 ========


See accompanying Notes to Financial Statements.

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
December 31, 1999 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest ....................................................................................   $  9,164
                                                                                                --------

EXPENSES
Management fees .............................................................................        622
Accounting fees .............................................................................         16
Transfer agent fees .........................................................................          3
Trustees fees ...............................................................................         10
Custodian fees ..............................................................................          1
Audit fees ..................................................................................          8
Other .......................................................................................         68
                                                                                                --------
   Total expenses ...........................................................................        728
                                                                                                --------
   Net investment income ....................................................................      8,436
                                                                                                --------

REALIZED AND UNREALIZED (GAIN) LOSS ON INVESTMENTS AND FUTURES TRANSACTIONS
Net realized gain on investments and futures transactions ...................................      3,731
Net change in unrealized appreciation/depreciation on investments and futures transactions ..    (18,977)
                                                                                                --------
   Net loss on investments and futures transactions .........................................    (15,246)
                                                                                                --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................   $ (6,810)
                                                                                                ========

See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                                                                  (UNAUDITED)
                                                                                                  SIX MONTHS
                                                                                                       ENDED      YEAR ENDED
                                                                                                DECEMBER 31,        JUNE 30,
                                                                                                        1999            1999
                                                                                                ------------      ----------
OPERATIONS
Net investment income ........................................................................     $   8,436       $  18,389
Net realized gain on investments and futures transactions ....................................         3,731           3,631
Net change in unrealized appreciation/depreciation on investments and futures transactions ...       (18,977)        (10,388)
                                                                                                   ---------       ---------
   Net increase (decrease) in net assets resulting from operations ...........................        (6,810)         11,632
                                                                                                   ---------       ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ................................................................................        14,929          27,867
Withdrawals ..................................................................................       (37,614)        (83,002)
                                                                                                   ---------       ---------
   Net decrease from transactions in investors' beneficial interest ..........................       (22,685)        (55,135)
                                                                                                   ---------       ---------
   Net decrease in net assets ................................................................       (29,495)        (43,503)

NET ASSETS
Beginning of period ..........................................................................       299,663         343,166
                                                                                                   ---------       ---------
End of period ................................................................................     $ 270,168       $ 299,663
                                                                                                   =========       =========

See accompanying Notes to Financial Statements.


STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
(All amounts in thousands, except per-share amount)

ASSETS
Investment in SR&F High-Yield Municipals Portfolio, at value ...................   $ 168
Other assets ...................................................................      23
                                                                                   -----
   Total assets ................................................................     191
                                                                                   -----

LIABILITIES
Payable for fund shares redeemed ...............................................       7
Dividends payable ..............................................................       1
                                                                                   -----
   Total liabilities ...........................................................       8
                                                                                   -----
   Net Assets ..................................................................   $ 183
                                                                                   =====
ANALYSIS OF NET ASSETS
Paid-in capital ................................................................   $ 245
Overdistributed net investment income ..........................................      (2)
Accumulated net realized loss on investments and futures transactions ..........     (56)
Net unrealized depreciation on investments and futures transactions ............      (4)
                                                                                   -----
   Net Assets ..................................................................   $ 183
                                                                                   =====
Shares outstanding (unlimited number authorized) ...............................      20
                                                                                   =====
Net asset value per share ......................................................   $9.18
                                                                                   =====


See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest allocated from SR&F High-Yield Municipals Portfolio ...................................  $ 17
                                                                                                  ----

EXPENSES
Expenses allocated from SR&F High-Yield Municipals Portfolio ...................................     1
Transfer agent fees ............................................................................     1
Accounting fees ................................................................................    13
Trustees fees ..................................................................................     6
Custodian fee ..................................................................................     1
Audit fee ......................................................................................     4
Legal fee ......................................................................................     1
Registration fee ...............................................................................     1
Reports to shareholders ........................................................................     7
                                                                                                  ----
   Total expenses ..............................................................................    35
Reimbursement of expenses by investment Advisor ................................................   (31)
                                                                                                  ----
   Net expenses ................................................................................     4
                                                                                                  ----
   Net investment income .......................................................................    13
                                                                                                  ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS
   ALLOCATED FROM SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
Net realized loss on investments and futures transactions ......................................   (30)
Net change in unrealized appreciation/depreciation on investments and futures transactions .....     3
                                                                                                  ----
   Net loss on investments and futures transactions ............................................   (27)
                                                                                                  ----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................  $(14)
                                                                                                  ====

See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                                                                          (UNAUDITED)
                                                                                                          SIX MONTHS
                                                                                                               ENDED     YEAR ENDED
                                                                                                        DECEMBER 31,       JUNE 30,
                                                                                                                1999           1999
                                                                                                        ------------     ----------
OPERATIONS
Net investment income ................................................................................       $    13        $    94
Net realized loss on investments and futures transactions allocated from SR&F High-Yield
   Municipals Portfolio ..............................................................................           (30)           (24)
Net change in unrealized appreciation/depreciation on investments and futures transactions
   allocated from SR&F High-Yield Municipals Portfolio ...............................................             3             (8)
                                                                                                             -------        -------
   Net increase (decrease) in net assets resulting from operations ...................................           (14)            62
                                                                                                             -------        -------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income .............................................................           (14)           (95)
                                                                                                             -------        -------

SHARE TRANSACTIONS
Subscriptions to fund shares .........................................................................          --            1,604
Value of distributions reinvested ....................................................................            12             85
Redemptions of fund shares ...........................................................................          (737)        (1,749)
                                                                                                             -------        -------
   Net decrease from share transactions ..............................................................          (725)           (60)
                                                                                                             -------        -------
   Net decrease in net assets ........................................................................          (753)           (93)

NET ASSETS
Beginning of period ..................................................................................           936          1,029
                                                                                                             -------        -------
End of period ........................................................................................       $   183        $   936
                                                                                                             =======        =======
Net of overdistributed net investment income .........................................................            (2)            (1)
                                                                                                             -------        -------

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares .........................................................................          --              161
Issued in reinvestment of distributions ..............................................................             1              9
Redemptions of fund shares ...........................................................................           (77)          (177)
                                                                                                             -------        -------
   Net decrease in fund shares .......................................................................           (76)            (7)
Shares outstanding at beginning of period ............................................................            96            103
                                                                                                             -------        -------
Shares outstanding at end of period ..................................................................            20             96
                                                                                                             =======        =======


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)


NOTE 1. ORGANIZATION

Stein Roe Advisor High-Yield Municipals Fund (the "Fund"), a series of Liberty-Stein Roe Advisor Trust (the "Trust") formerly Stein Roe Advisor Trust, is an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio"), which seeks a high level of tax-free income by investing in long-term municipal securities principally of medium and lower quality.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor High-Yield Municipals Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 1999, Stein Roe Advisor High-Yield Municipals Fund owned 0.1% of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of December 31, 1999.

INVESTMENT VALUATIONS

Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS

The Portfolio may enter into futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Portfolio of Investments for a summary of open futures contracts at December 31, 1999.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 1999, the Fund had capital loss carryforwards as follows:

                     Amount        Year of Expiration
                     ------        ------------------
                      $24                2007
                        2                2006

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. government or agency obligations and set aside to pay off the original issue at the first call date or maturity). Among the Portfolio's investments are securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 1999, investments in these securities represented 2.3% of the Portfolio's net assets. See the Portfolio's Portfolio of Investments for additional information regarding portfolio composition.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million, and 0.40% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million, and 0.10% thereafter.
    The Advisor also provides fund accounting services.
    The Advisor had agreed to reimburse the Fund to the extent that expenses exceeded 1.10% of average annual net assets. This expense limitation expires on January 31, 2001.
    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25% of average daily net assets.
    Transfer agent fees are paid to Liberty Funds Distributor, Inc., (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The Transfer Agent provides shareholder services for a monthly fee equal to 0.30% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.
    Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

NOTE 5. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Fund and the Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the six months ended December 31, 1999.

NOTE 6. INVESTMENT TRANSACTIONS

The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the six months ended December 31, 1999, were $16,624 and $34,670, respectively.
    Unrealized appreciation (depreciation) at December 31, 1999 for both financial statement and federal income tax purposes was:

Gross unrealized appreciation......        $ 7,726
Gross unrealized depreciation......        (11,033)
                                           -------
Net unrealized depreciation........        $(3,307)
                                           =======

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                      (UNAUDITED)
                                                                      SIX MONTHS             YEAR       PERIOD
                                                                           ENDED            ENDED        ENDED
                                                                    DECEMBER 31,         JUNE 30,     JUNE 30,
                                                                            1999             1999      1998 (a)
                                                                    ------------         --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................        $  9.75         $  9.94       $ 10.00
                                                                         -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.........................................           0.25            0.48          0.20
   Net realized and unrealized loss..............................          (0.57)          (0.18)        (0.06)
                                                                         -------         -------       -------
     Total from investment operations............................          (0.32)           0.30          0.14
                                                                         -------         -------       -------
DISTRIBUTIONS
   Net investment income.........................................          (0.25)          (0.49)        (0.20)
                                                                         -------         -------       -------
NET ASSET VALUE, END OF PERIOD...................................        $  9.18         $  9.75       $  9.94
                                                                         =======         =======       =======


Ratio of net expenses to average net assets (b)..................           1.10%(c)        1.10%         1.10%(c)
Ratio of net investment income to average net assets (d).........           4.98%(c)        4.88%         5.13%(c)
Total return (d).................................................          (3.38)%(f)       3.08%(e)      1.42%(f)
Net assets, end of period (000's)................................        $   183         $   936       $ 1,029


(a) From commencement of operations on February 4, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 11.92%, 5.97%, and 16.25%, respectively.
(c) Annualized.
(d) Computed giving effect to Advisor's expense limitation undertaking.
(e) 0.50% of the return for the fiscal year ended June 30, 1999 is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return for the Fund for this period would have been 2.58%.
(f) Not annualized.

--------------------------------------------------------------------------------

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

                                                                           (UNAUDITED)
                                                                           SIX MONTHS            YEAR              PERIOD
                                                                                ENDED           ENDED               ENDED
                                                                         DECEMBER 31,        JUNE 30,            JUNE 30,
                                                                                 1999            1999             1998 (a)
                                                                         ------------        --------            --------
SELECTED RATIOS
Ratio of net expenses to average net assets.....................              0.51%(b)          0.45%            0.47%(b)
Ratio of net investment income to average net assets............              5.91%(b)          5.55%            5.72%(b)
Portfolio turnover rate.........................................                 6%(c)            19%               3%(c)


(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.

TO CONTACT US. . .
--------------------------------------------------------------------------------

BY PHONE 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account, or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday, from 8 a.m. to 8 p.m. ET, and Saturdays from 10 a.m. to 2 p.m. ET.

STEIN ROE'S FUNDS-ON-CALL(R)
24-HOUR SERVICE LINE

Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields, and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:
o Exchange shares between your Stein Roe accounts;
o Purchase fund shares by electronic transfer;
o Order additional account statements and money market fund checks;
o Redeem shares by check, wire or electronic transfer.

RETIREMENT PLAN ACCOUNTS

Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.

BY MAIL OR E-MAIL

If you prefer to contact us by mail, please address all correspondence to: P.O. Box 8900, Boston, MA 02205-8900. To contact us by e-mail, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.

ADDITIONAL REPORTS

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or accompanied by a prospectus.

Liberty-Stein Roe Funds Municpal Trust


Trustees
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Executive Vice President, Secretary and General
  Counsel, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners

Officers
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren A. Hansen, Executive Vice President
Christine Balzano, Vice President
Denise Chasmer, Vice President
J. Kevin Connaughton, Vice President, Treasurer
Joanne Costopoulos, Vice President
Brian Hartford, Vice President
Timothy Jacoby, Vice President
Gail D. Knudsen, Vice President, Controller
William Loring, Vice President
Lynn Maddox, Vice President
Mary D. McKenzie, Vice President
Maureen Newman, Vice President
Nicholas Norton, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Veronica Wallace, Vice President
Michael Fisher, Assistant Treasurer


Agents and Advisors
Stein Roe & Farnham Incorporated
         Investment Advisor
State Street Bank and Trust Company
         Custodian
Liberty Funds Services, Inc.
        Transfer Agent
Bell, Boyd & Lloyd, LLC
         Legal Counsel to the Trust
Ernst & Young LLP
         Independent Auditors

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                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 2/00
                         DIR-03/276A-0100 (2/00) 00/252